Significant Accounting Policies (Schedule of Revenue and Receivables from Major Customers) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue, Major Customer [Line Items]
Revenues	$ 1,466	$ 1,379	$ 1,385	$ 1,537	$ 1,452	$ 1,425	$ 1,422	$ 1,340	$ 5,767	$ 5,639	$ 4,913
Accounts receivable, net	899				938				899	938
U.S. government | Revenue Benchmark | Customer Concentration Risk
Revenue, Major Customer [Line Items]
Revenues									$ 3,079	$ 3,014	$ 2,610
Concentration risk, percentage									53.00%	53.00%	53.00%
U.S. government | Accounts Receivable | Customer Concentration Risk
Revenue, Major Customer [Line Items]
Accounts receivable, net	501				484				$ 501	$ 484
Concentration risk, percentage									56.00%	52.00%
U.K. government | Revenue Benchmark | Customer Concentration Risk
Revenue, Major Customer [Line Items]
Revenues									$ 573	$ 659	$ 622
Concentration risk, percentage									10.00%	12.00%	13.00%
U.K. government | Accounts Receivable | Customer Concentration Risk
Revenue, Major Customer [Line Items]
Accounts receivable, net	$ 47				$ 44				$ 47	$ 44
Concentration risk, percentage									5.00%	5.00%